Consolidated Statements of Earnings and Comprehensive Income - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Of Earnings And Comprehensive Income Loss [Abstract]
Revenue from sales (note 4)	$ 26,168,469	$ 45,734,361
Royalty revenues	1,477,113	1,083,022
Total revenues	27,645,582	46,817,383
Cost of sales (note 6)	(18,944,321)	(34,015,571)
Other cost of sales - impairment loss on inventories (notes 4 et 6)	(2,376,969)
Cost of sales (note 6)	(21,321,290)	(34,015,571)
Gross margin	6,324,292	12,801,812
Research and development expenses	(12,395,671)	(7,248,873)
Research tax credits and grants (note 18)	(1,751,952)	2,408,377
Research and development, net	(14,147,623)	(4,840,496)
Selling, general and administrative expenses	(14,708,250)	(17,060,852)
Other income - royalty settlement (note 14)		15,301,758
Other income - net gain on sale of assets (note 4)	23,702,312
Income from operating activities	1,170,731	6,202,222
Gain on loss of control of subsidiary (note 13)	8,783,613
Finance income	227,465	66,536
Finance costs (note 16)	(2,446,279)	(2,772,146)
Change in fair value of derivative assets and liabilities and loss on sale of available-for-sale investment (note 21)	(36,347)	(263,135)
Income (loss) from non-operating activities	(2,255,161)	(2,968,745)
Income before income taxes	7,699,183	3,233,477
Income tax recovery (expense) (note 18)	1,640,200	(2,353,628)
Net income	9,339,383	879,849
Other comprehensive income (loss) (that may be reclassified subsequently to net income)
Unrealized gains (losses) on available-for-sale investments (notes 13 and 21 (a)(i))	544,834	(104,705)
Net change in unrealized gains on derivatives designated as cash flow hedges (note 21 (a)(iii))	26,388	29,751
Reclassification to net income of accumulated realized gain on available-for-sale investment (note 21 (a)(i))	381,687
Total other comprehensive income (loss)	952,909	(74,954)
Total comprehensive income	10,292,292	804,895
Net income attributable to:
Equity holders of the Corporation	17,530,858	6,913,228
Non-controlling interest (note 13)	(8,191,475)	(6,033,379)
Net income	9,339,383	879,849
Total comprehensive income attributable to:
Equity holders of the Corporation	18,483,767	6,838,274
Non-controlling interest (note 13)	(8,191,475)	(6,033,379)
Total comprehensive income	$ 10,292,292	$ 804,895
Basic and diluted income per share	$ 0.22	$ 0.09
Basic weighted average number of common shares (note 19)	78,599,208	77,945,548
Diluted weighted average number of common shares (note 19)	79,359,296	78,145,887